Operating Segments	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Operating Segments

15. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; and Digital Wallets, which provides wallet based online payment solutions and also enables consumers to use cash to facilitate online purchases through prepaid vouchers. These two operating segments are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA.

The CODM evaluates performance and allocates resources based on Segment Adjusted EBITDA of each operating segment. The CODM believes Segment Adjusted EBITDA to be a useful profitability measure to assess the performance of our business and to improve the comparability of operating results across reporting periods. The CODM uses the segment measure to analyze the actual performance of each segment against annual budgets, comparable prior reporting periods and against internal forecasts on a quarterly basis and when making decisions about the allocation of capital and other internal resources to the segments.

Segment Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs and excludes the impact of income tax (benefit)/expense, interest expense, net, depreciation and amortization, share-based compensation expense, impairment expense on goodwill and intangible assets, restructuring and other costs, loss/(gain) on disposal of subsidiaries and other assets, net, and other (expense)/income, net. The significant segment expenses included within each segment’s Adjusted EBITDA are included in the following tables.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended September 30, 2026:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$231,263	$204,319	$435,582
Interest Revenue	329	3,661	3,990
Intersegment revenue (1)	5,068	74	5,142
	$236,660	$208,054	$444,714
Elimination of intersegment revenue (1)			$(5,142)
Total consolidated revenues			$439,572
Less:
Cost of services (excluding depreciation and amortization) (1)	$137,364	$61,750	$199,114
Selling, general and administrative (2)	$54,067	$61,310	$115,377
Segment Adjusted EBITDA	$45,229	$84,994	$130,223

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended September 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$227,745	$201,318	$429,063
Interest revenue	383	4,369	4,752
Intersegment revenue (1)	3,807	—	3,807
	$231,935	$205,687	$437,622
Elimination of intersegment revenue (1)			$(3,807)
Total consolidated revenues			$433,815
Less:
Cost of services (excluding depreciation and amortization) (1)	$126,931	$59,921
Selling, general and administrative (2)	$57,240	$52,375
Segment Adjusted EBITDA	$47,764	$93,391	$141,155

The information below summarizes revenue and Segment Adjusted EBITDA for the nine months ended September 30, 2026:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$698,179	$620,258	$1,318,437
Interest revenue	1,019	10,283	11,302
Intersegment revenue (1)	14,825	196	15,021
	$714,023	$630,737	$1,344,760
Elimination of intersegment revenue (1)			$(15,021)
Total consolidated revenues			$1,329,739
Less:
Cost of services (excluding depreciation and amortization) (1)	$412,362	$192,980
Selling, general and administrative (2)	$177,686	$182,951
Segment Adjusted EBITDA	$123,975	$254,806	$378,781

The information below summarizes revenue and Segment Adjusted EBITDA for the nine months ended September 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$667,385	$580,378	$1,247,763
Interest revenue	1,239	14,031	15,270
Intersegment revenue (1)	13,342	—	13,342
	$681,966	$594,409	$1,276,375
Elimination of intersegment revenue (1)			$(13,342)
Total consolidated revenues			$1,263,033
Less:
Cost of services (excluding depreciation and amortization) (1)	$388,362	$172,386
Selling, general and administrative (2)	$176,719	$163,424
Segment Adjusted EBITDA	$116,885	$258,599	$375,484

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Segments Adjusted EBITDA	$130,223	$141,155	$378,781	$375,484
Unallocated corporate costs (3)	(24,525)	(14,555)	(71,038)	(48,717)
Depreciation and amortization	(66,932)	(68,771)	(205,711)	(204,622)
Share-based compensation	(14,918)	(5,895)	(55,126)	(24,811)
Restructuring and other costs	(4,235)	(12,738)	(37,565)	(26,420)
Impairment expense on goodwill and other assets	(203,360)	—	(203,583)	(1,295)
Other expense, net	(14,214)	(608)	(13,708)	(6,499)
(Loss) / gain on disposal of subsidiaries and other assets, net	(880)	(196)	(2,007)	254
Interest expense, net	(41,666)	(34,141)	(111,078)	(102,363)
(Loss) / income before taxes	$(240,507)	$4,251	$(321,035)	$(38,989)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.